Transaction On Pipeline Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Disposal Transactions on Pipeline Restructing
In this transaction, the equity consideration and cash consideration received by the Company amount to RMB 247,471, and the net assets attributable to the Company on the disposal date amount to RMB 200,525, and the corresponding gain on Pipeline restructuring was RMB 46,946.

September 30, 2020
RMB
Current assets	36,573
Non-current Assets	319,874

Total assets	356,447
Current liabilities	36,886
Non-current Liabilities	61,611

Total liabilities	98,497

Net assets	257,950

Net assets attributable to the Company	200,525
Consideration	247,471
Gain on Pipeline restructuring	46,946